Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (1.7%)
*	Frontier Communications Parent Inc.	179,130	3,921
	New York Times Co. Class A	66,230	3,112
	TEGNA Inc.	163,207	2,502
*	Ziff Davis Inc.	37,645	2,403
	Cable One Inc.	3,688	1,962
*	ZoomInfo Technologies Inc. Class A	118,610	1,704
			15,604
Consumer Discretionary (17.2%)
	Toll Brothers Inc.	88,553	7,606
*	Skechers USA Inc. Class A	108,821	6,411
	Lear Corp.	47,578	6,364
*	Mattel Inc.	286,807	5,449
	Williams-Sonoma Inc.	27,046	5,072
	PVH Corp.	50,793	4,967
*	Burlington Stores Inc.	28,376	4,812
*	Capri Holdings Ltd.	93,999	4,553
	Autoliv Inc.	41,846	4,336
	Thor Industries Inc.	43,173	4,277
	Lithia Motors Inc. Class A	15,822	4,224
*	Taylor Morrison Home Corp. Class A	88,639	3,998
*	TopBuild Corp.	12,088	3,575
*	Light & Wonder Inc.	39,849	3,523
	Macy's Inc.	220,714	3,501
	Aramark	124,736	3,494
	Gap Inc.	172,886	3,470
*	RH	12,513	3,378
	Dick's Sporting Goods Inc.	25,374	3,301
	KB Home	62,935	3,279
	Vail Resorts Inc.	14,987	3,257
*	Goodyear Tire & Rubber Co.	229,580	3,189
*,1	GameStop Corp. Class A	217,192	3,160
	Gentex Corp.	102,089	3,105
*	Penn Entertainment Inc.	122,321	3,004
*	Five Below Inc.	13,975	2,634
	Wyndham Hotels & Resorts Inc.	32,754	2,533
	Leggett & Platt Inc.	107,870	2,467
*	Adient plc	75,850	2,442
	Penske Automotive Group Inc.	15,806	2,360
	Columbia Sportswear Co.	28,312	2,218
	Travel + Leisure Co.	59,869	2,134
	Valvoline Inc.	60,642	2,076

		Shares	Market Value ($000)
	Carter's Inc.	30,174	2,058
*	Helen of Troy Ltd.	19,517	2,050
	Marriott Vacations Worldwide Corp.	27,468	2,002
	Graham Holdings Co. Class B	2,984	1,871
*	Ollie's Bargain Outlet Holdings Inc.	25,525	1,870
	Brunswick Corp.	23,188	1,829
	Polaris Inc.	20,715	1,708
*	AutoNation Inc.	11,751	1,590
*	Planet Fitness Inc. Class A	21,915	1,489
*	Topgolf Callaway Brands Corp.	115,742	1,419
	Boyd Gaming Corp.	23,578	1,392
*	YETI Holdings Inc.	31,610	1,348
*	Under Armour Inc. Class A	152,840	1,244
*	Under Armour Inc. Class C	161,933	1,240
	Nordstrom Inc.	78,474	1,226
	Harley-Davidson Inc.	38,636	1,159
*	Hilton Grand Vacations Inc.	28,823	988
	Choice Hotels International Inc.	8,364	922
	Hyatt Hotels Corp. Class A	7,809	896
			152,470
Consumer Staples (4.3%)
*	US Foods Holding Corp.	132,453	5,805
	Ingredion Inc.	53,565	5,490
*	Performance Food Group Co.	69,552	4,524
*	Post Holdings Inc.	41,151	3,516
*	BellRing Brands Inc.	62,808	3,323
*	Coty Inc. Class A	290,076	3,307
*	BJ's Wholesale Club Holdings Inc.	46,793	3,022
	Coca-Cola Consolidated Inc.	3,796	2,788
*	Grocery Outlet Holding Corp.	79,997	2,257
*	Sprouts Farmers Market Inc.	38,001	1,637
	Flowers Foods Inc.	57,623	1,199
*	Boston Beer Co. Inc. Class A	2,373	842
*	Pilgrim's Pride Corp.	32,601	833
			38,543
Energy (2.0%)
	Chesapeake Energy Corp.	91,113	7,317
	HF Sinclair Corp.	72,631	3,812
	Ovintiv Inc.	47,268	2,096
	Equitrans Midstream Corp.	189,478	1,777
	Chord Energy Corp.	8,072	1,309
	Permian Resources Corp. Class A	98,200	1,290
			17,601
Financials (19.6%)
	Reinsurance Group of America Inc.	53,623	8,744
	Unum Group	148,925	6,404
	Webster Financial Corp.	140,314	6,293
	Old Republic International Corp.	214,388	6,284
	Voya Financial Inc.	85,668	6,126
	Carlyle Group Inc.	176,481	6,050
	Stifel Financial Corp.	84,590	5,162
	Ally Financial Inc.	175,876	5,139
	First American Financial Corp.	83,486	4,976
	Starwood Property Trust Inc.	240,644	4,782
	Prosperity Bancshares Inc.	75,903	4,578
	Pinnacle Financial Partners Inc.	62,165	4,511
	Fidelity National Financial Inc.	98,420	4,413

		Shares	Market Value ($000)
	Wintrust Financial Corp.	49,574	4,247
	Essent Group Ltd.	86,647	4,189
	New York Community Bancorp Inc.	440,113	4,141
	MGIC Investment Corp.	228,644	4,022
	RenaissanceRe Holdings Ltd.	18,238	3,909
	Cadence Bank	147,900	3,705
	Synovus Financial Corp.	118,377	3,645
	Bank OZK	85,219	3,567
	East West Bancorp Inc.	56,146	3,533
	Old National Bancorp	236,960	3,528
	Western Union Co.	303,325	3,528
	FNB Corp.	290,599	3,484
	Home BancShares Inc.	152,580	3,384
	American Financial Group Inc.	29,485	3,373
	Valley National Bancorp	345,340	3,143
	Interactive Brokers Group Inc. Class A	38,119	2,967
	Janus Henderson Group plc	107,329	2,811
*	Brighthouse Financial Inc.	53,048	2,760
	UMB Financial Corp.	35,365	2,534
	CNO Financial Group Inc.	91,513	2,425
	Associated Banc-Corp	122,227	2,168
	Kemper Corp.	48,765	2,157
*	Texas Capital Bancshares Inc.	38,875	2,133
	Evercore Inc. Class A	14,116	2,083
	First Horizon Corp.	153,842	1,968
	SouthState Corp.	26,469	1,960
	United Bankshares Inc.	56,826	1,882
	Primerica Inc.	8,980	1,881
	Columbia Banking System Inc.	81,080	1,819
*	Euronet Worldwide Inc.	19,485	1,699
	Cullen/Frost Bankers Inc.	17,137	1,684
	Commerce Bancshares Inc.	29,409	1,487
	Hanover Insurance Group Inc.	11,872	1,476
	Hancock Whitney Corp.	35,573	1,467
	Glacier Bancorp Inc.	41,305	1,389
	Affiliated Managers Group Inc.	9,650	1,308
	First Financial Bankshares Inc.	48,900	1,284
	International Bancshares Corp.	16,854	756
	Federated Hermes Inc. Class B	22,165	705
			173,663
Health Care (5.5%)
*	Tenet Healthcare Corp.	82,230	5,675
	Perrigo Co. plc	109,654	3,340
*	Envista Holdings Corp.	132,676	3,010
	Encompass Health Corp.	43,834	2,857
*	Azenta Inc.	48,717	2,746
*	Neogen Corp.	159,370	2,705
*	Penumbra Inc.	11,518	2,558
*	Amedisys Inc.	26,429	2,473
*	Acadia Healthcare Co. Inc.	31,352	2,288
*	Integra LifeSciences Holdings Corp.	57,356	2,248
	Chemed Corp.	3,907	2,215
	Bruker Corp.	32,671	2,127
*	Enovis Corp.	40,195	1,988
*	LivaNova plc	43,638	1,957
	Patterson Cos. Inc.	68,917	1,751
*	R1 RCM Inc.	159,472	1,687
*	Progyny Inc.	42,350	1,455

		Shares	Market Value ($000)
*	Masimo Corp.	13,295	1,247
*	QuidelOrtho Corp.	18,013	1,238
*	Sotera Health Co.	80,109	1,094
*	Doximity Inc. Class A	41,677	969
*	Arrowhead Pharmaceuticals Inc.	45,143	957
			48,585
Industrials (19.4%)
*	XPO Inc.	93,918	8,103
	Fortune Brands Innovations Inc.	102,765	7,032
	Woodward Inc.	48,931	6,615
	Regal Rexnord Corp.	53,703	6,434
*	GXO Logistics Inc.	96,323	5,419
	Oshkosh Corp.	52,885	5,145
	Hexcel Corp.	68,407	4,741
	AECOM	51,681	4,592
	Owens Corning	33,467	4,537
*	Fluor Corp.	116,110	4,416
	Maximus Inc.	49,227	4,110
	Flowserve Corp.	106,261	4,066
	Lennox International Inc.	9,837	4,000
	Ryder System Inc.	36,871	3,950
	ITT Inc.	35,905	3,887
	Graco Inc.	47,902	3,870
*	Kirby Corp.	48,187	3,698
*	Saia Inc.	9,241	3,608
	Esab Corp.	45,874	3,539
*	Stericycle Inc.	74,931	3,520
	Knight-Swift Transportation Holdings Inc. Class A	65,314	3,513
*	ASGN Inc.	39,198	3,498
*	Core & Main Inc. Class A	98,437	3,448
	MDU Resources Group Inc.	164,921	3,157
	WESCO International Inc.	19,687	3,068
	ManpowerGroup Inc.	40,154	2,980
*	MasTec Inc.	48,952	2,968
	EnerSys	33,237	2,941
	Tetra Tech Inc.	18,543	2,933
*	Trex Co. Inc.	41,323	2,904
*	Middleby Corp.	22,574	2,850
	AGCO Corp.	24,160	2,743
	Terex Corp.	54,585	2,702
	Sensata Technologies Holding plc	75,300	2,448
*	Chart Industries Inc.	18,696	2,431
	MSA Safety Inc.	13,464	2,345
*	Sunrun Inc.	175,890	2,269
	Acuity Brands Inc.	12,631	2,264
	Donaldson Co. Inc.	35,349	2,151
*	CACI International Inc. Class A	6,647	2,133
	Crane Co.	19,771	2,089
	Werner Enterprises Inc.	51,338	2,054
	Watts Water Technologies Inc. Class A	10,644	2,049
	Genpact Ltd.	58,092	1,973
	Timken Co.	26,995	1,954
	MSC Industrial Direct Co. Inc. Class A	19,193	1,870
	Science Applications International Corp.	14,347	1,685
	Brink's Co.	19,928	1,572
	Advanced Drainage Systems Inc.	12,899	1,562
	GATX Corp.	13,761	1,500
*	Vestis Corp.	62,368	1,142

		Shares	Market Value ($000)
	Exponent Inc.	12,766	982
*	Hertz Global Holdings Inc.	108,394	904
			172,364
Information Technology (9.9%)
	Jabil Inc.	105,997	12,224
*	Ciena Corp.	121,075	5,551
*	Arrow Electronics Inc.	45,080	5,345
*	Manhattan Associates Inc.	20,976	4,679
*	Aspen Technology Inc.	22,972	4,325
	Vontier Corp.	125,318	4,227
	MKS Instruments Inc.	50,901	4,202
	TD SYNNEX Corp.	42,010	4,144
*	Coherent Corp.	105,391	3,877
	Avnet Inc.	74,021	3,461
*	Kyndryl Holdings Inc.	185,373	3,342
*	Synaptics Inc.	32,009	3,241
	Cognex Corp.	66,977	2,525
*	Lumentum Holdings Inc.	55,638	2,381
*	IPG Photonics Corp.	24,168	2,314
	Vishay Intertechnology Inc.	102,811	2,285
	Universal Display Corp.	13,052	2,208
	Dolby Laboratories Inc. Class A	24,598	2,119
*	Teradata Corp.	43,689	2,064
*	Wolfspeed Inc.	55,444	2,044
*	Super Micro Computer Inc.	7,396	2,023
	Littelfuse Inc.	7,661	1,783
*	NCR Voyix Corp.	108,405	1,700
*	Blackbaud Inc.	18,842	1,418
*	Silicon Laboratories Inc.	12,129	1,278
	Crane NXT Co.	19,549	1,006
*	Allegro MicroSystems Inc.	35,164	957
*	CommVault Systems Inc.	11,726	863
			87,586
Materials (5.7%)
*	Cleveland-Cliffs Inc.	411,967	7,069
	United States Steel Corp.	180,572	6,483
	Crown Holdings Inc.	59,603	5,126
	Alcoa Corp.	144,522	3,882
	AptarGroup Inc.	28,174	3,575
	Berry Global Group Inc.	53,562	3,542
*	Axalta Coating Systems Ltd.	98,753	3,108
*	Knife River Corp.	45,811	2,734
	Avient Corp.	73,764	2,534
	Sonoco Products Co.	38,873	2,144
	Commercial Metals Co.	41,616	1,886
	Scotts Miracle-Gro Co.	33,655	1,873
	Graphic Packaging Holding Co.	72,152	1,636
	Greif Inc. Class A	20,630	1,442
	Chemours Co.	51,567	1,414
	NewMarket Corp.	2,572	1,364
	Ashland Inc.	13,695	1,095
			50,907
Real Estate (11.1%)
	Equity LifeStyle Properties Inc.	150,860	10,726
*	Jones Lang LaSalle Inc.	38,616	6,006
	Spirit Realty Capital Inc.	114,460	4,727
	Healthcare Realty Trust Inc. Class A	308,446	4,710

	Shares	Market Value ($000)
WP Carey Inc.	69,929	4,352
Apartment Income REIT Corp. Class A	120,852	3,761
Kite Realty Group Trust	177,664	3,752
Rexford Industrial Realty Inc.	71,892	3,539
Gaming & Leisure Properties Inc.	72,320	3,380
CubeSmart	83,751	3,330
Omega Healthcare Investors Inc.	101,141	3,211
Lamar Advertising Co. Class A	31,194	3,160
Vornado Realty Trust	129,626	3,051
EastGroup Properties Inc.	16,545	2,875
STAG Industrial Inc.	80,028	2,869
Kilroy Realty Corp.	86,358	2,848
NNN REIT Inc.	69,433	2,820
Sabra Health Care REIT Inc.	187,258	2,734
EPR Properties	61,003	2,722
Brixmor Property Group Inc.	124,155	2,672
Park Hotels & Resorts Inc.	174,716	2,591
Cousins Properties Inc.	122,917	2,522
Independence Realty Trust Inc.	181,747	2,475
First Industrial Realty Trust Inc.	52,483	2,469
Medical Properties Trust Inc.	484,627	2,350
Physicians Realty Trust	193,117	2,256
Rayonier Inc.	49,713	1,525
Agree Realty Corp.	24,169	1,431
PotlatchDeltic Corp.	27,829	1,276
National Storage Affiliates Trust	35,622	1,182
COPT Defense Properties	43,747	1,059
		98,381
Utilities (3.1%)
UGI Corp.	169,651	3,731
Vistra Corp.	97,938	3,468
Portland General Electric Co.	81,874	3,362
Southwest Gas Holdings Inc.	48,625	2,874
ALLETE Inc.	46,485	2,579
Northwestern Energy Group Inc.	48,626	2,446
IDACORP Inc.	19,266	1,859
Black Hills Corp.	26,089	1,346
Spire Inc.	21,727	1,326
Ormat Technologies Inc.	17,808	1,199
New Jersey Resources Corp.	27,654	1,167
National Fuel Gas Co.	22,308	1,133
PNM Resources Inc.	26,416	1,098
		27,588
Total Common Stocks (Cost $864,003)		883,292

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3]	Vanguard Market Liquidity Fund (Cost $6,823)	5.438%	68,239	6,823
Total Investments (100.3%) (Cost $870,826)				890,115
Other Assets and Liabilities—Net (-0.3%)				(2,912)
Net Assets (100%)				887,203
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,022,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,531,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2023	3	770	27

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lithia Motors Inc. Class A	1/31/24	CITNA	1,574	(5.331)	157	—
New York Community Bancorp Inc.	1/31/24	CITNA	1,375	(5.331)	9	—
					166	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	883,292	—	—	883,292
Temporary Cash Investments	6,823	—	—	6,823
Total	890,115	—	—	890,115

Derivative Financial Instruments
Assets
Futures Contracts[1]	27	—	—	27
Swap Contracts	—	166	—	166
Total	27	166	—	193
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.